FORM 13F

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                              FORM 13F COVER PAGE

Report for the Quarter Ended:         December 31, 2007

Check here if Amendment [   ]; Amendment Number:_____
      This Amendment (Check only one.):          [   ] is a restatement.
                                                 [   ] adds new holding
                                                       entries.

Institutional Investment Manager Filing this Report:

Name:       Sadoff Investment Management LLC
Address:    250 W. Coventry Court, Suite 109
            Milwaukee, WI 53217

Form 13F File No:        28-5778

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald Sadoff
Title:            Managing Member
Phone:            (414) 352-8460
Signature, Place, and Date of Signing:


/s/ Ronald Sadoff     Milwaukee, Wisconsin     1/15/08
------------------    ---------------------   ---------
    (Signature)          (City/State)           (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




                             FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         49

Form 13F Information Table Value Total:  $ 267,332
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE









                                         SADOFF INVESTMENT MANAGEMENT LLC
                                                     FORM 13F
                                                    31-Dec-07
                                                                                                Voting Authority
                                                                                                ----------------
                                                        Value    Shares/ Sh/ Put/ Invstmt Otr
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn Call Dscretn Mgrs  Sole    Shared None
-----------------------------  -------------- --------- -------- ------- --- ---- ------- ----- ------- ------ ----
ALTERA CORP.                   COM            021441100    4,512  233,550 SH       Sole         233,550
APPLE COMPUTER                 COM            037833100      248    1,250 SH       Sole           1,250
BERKSHIRE HATHAWAY INC.        CL A           084670108      283        2 SH       Sole               2
BLACKROCK MUNIYIELD INSURED    COM            09254E103      313   24,646 SH       Sole          24,646
BLACKROCK MUNIYIELD QUALITY FU COM            09254F100      217   16,400 SH       Sole          16,400
BLACKROCK MUNIYIELD QUALITY FU COM            09254G108      116   10,000 SH       Sole          10,000
C.R. BARD INC.                 COM            067383109   15,235  160,706 SH       Sole         160,706
CISCO SYSTEMS INC.             COM            17275R102    8,450  312,150 SH       Sole         312,150
CRANE COMPANY                  COM            224399105    6,277  146,325 SH       Sole         146,325
CSX CORPORATION                COM            126408103   11,643  264,740 SH       Sole         264,740
CUMMINS INC.                   COM            231021106   18,175  142,695 SH       Sole         142,695
EASTMAN KODAK                  COM            277461109   10,203  466,550 SH       Sole         466,550
EATON CORP.                    COM            278058102   11,391  117,490 SH       Sole         117,490
EATON VANCE INSURED MUNI       COM            27827X101      796   56,463 SH       Sole          56,463
EXELON CORPORATION             COM            30161N101      687    8,409 SH       Sole           8,409
EXXON MOBIL CORP.              COM            30231G102      906    9,674 SH       Sole           9,674
FOSTER WHEELER                 SHS NEW        G36535139    9,751   62,900 SH       Sole          62,900
FOUNDRY NETWORKS INC.          COM            35063R100    4,944  282,200 SH       Sole         282,200
GENERAL ELEC CO.               COM            369604103      402   10,857 SH       Sole          10,857
GENERAL MILLS                  COM            370334104   11,874  208,324 SH       Sole         208,324
IBM                            COM            459200101    6,795   62,855 SH       Sole          62,855
INTEGRYS ENERGY                COM            45822P105      290    5,618 SH       Sole           5,618
JUNIPER NETWORKS               COM            48203R104    9,037  272,200 SH       Sole         272,200
KELLOGG CO.                    COM            487836108   14,539  277,308 SH       Sole         277,308
KENNAMETAL INC.                COM            489170100    8,278  218,660 SH       Sole         218,660
MCCORMICK & CO.                COM NON VTG    579780206   10,143  267,562 SH       Sole         267,562
MICROSOFT                      COM            594918104   13,507  379,400 SH       Sole         379,400
MORGAN STANLEY INSURED MUNI    INSD MUN TR    61745P866      957   73,550 SH       Sole          73,550
MS INSURED MUNI INCOME         INSD MUN INCM  61745P791      875   64,500 SH       Sole          64,500
MS QUALITY MUNI INCOME         QUALT MUN INCM 61745P734      625   49,650 SH       Sole          49,650
NIKE INC.                      CL B           654106103   14,403  224,200 SH       Sole         224,200
NORFOLK SOUTHERN               COM            655844108   10,442  207,009 SH       Sole         207,009
NUVEEN INSD DIVID ADVANTAGE MU COM            67071L106      992   73,450 SH       Sole          73,450
NUVEEN INSURED MUNI OPPORTUNIT COM            670984103    1,044   78,196 SH       Sole          78,196
NUVEEN INSURED PREMIUM MUNI    COM            6706D8104    1,252  102,909 SH       Sole         102,909
NUVEEN INSURED QUALITY MUNI    COM            67062N103      623   46,150 SH       Sole          46,150
ORACLE CORP.                   COM            68389X105    7,057  312,550 SH       Sole         312,550
PEPSICO                        COM            713448108      249    3,277 SH       Sole           3,277
PROCTER & GAMBLE               COM            742718109      252    3,430 SH       Sole           3,430
PROGRESS ENERGY                COM            743263105      794   16,389 SH       Sole          16,389
SMUCKERS JM                    COM NEW        832696405    3,671   71,366 SH       Sole          71,366
SOUTHERN CO.                   COM            842587107      543   14,021 SH       Sole          14,021
ST JUDE MEDICAL                COM            790849103    9,339  229,805 SH       Sole         229,805
TOYOTA MOTOR ADR               SP ADR REP2COM 892331307      212    2,000 SH       Sole           2,000
VARIAN MEDICAL                 COM            92220P105    6,036  115,730 SH       Sole         115,730
VERISIGN INC.                  COM            92343E102   12,543  333,500 SH       Sole         333,500
WISCONSIN ENERGY               COM            976657106      645   13,242 SH       Sole          13,242
WRIGLEY WM JR CO.              COM            982526105    4,958   84,677 SH       Sole          84,677
XEROX CORP.                    COM            984121103   10,808  667,600 SH       Sole         667,600
REPORT SUMMARY                  49                       267,332